Stock Authorization And Issuance (Details Narrative) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2018 shares	Mar. 26, 2018 Item $ / shares shares	Oct. 17, 2017 USD ($) shares	Mar. 30, 2016 $ / shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares Item shares	Feb. 28, 2017 Item $ / shares shares	Nov. 30, 2016 USD ($)	Mar. 31, 2016	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares Item shares	Jun. 30, 2019 USD ($) shares	Jun. 12, 2018 shares	Oct. 31, 2017 USD ($) shares	Aug. 14, 2017 USD ($)	Jul. 11, 2017 shares	Jul. 10, 2017 shares	Dec. 31, 2016 USD ($)	Nov. 17, 2005 shares
Preferred Stock, Shares authorized														15,000,000									100,000
Preferred Stock, Shares outstanding														0
Common stock, shares authorized												30,000,000		75,000,000	30,000,000	75,000,000	40,000,000			30,000,000	20,000,000
Shelf, authorized shares	75,000,000
Exercise price per warrant | $ / shares														$ 0.39
Warrants | $												$ 826		$ 1,810	$ 826	$ 1,453
Warrants expired														70,000	0
Price per share of warrants expired | $ / shares														$ 3.25
Sale of common stock, number of shares														2,000,000
Sale of common stock														5,276	13,679
Shares of common stock issued upon exercise of warrants														13,300,000
Estimated fair market value | $												800		$ 1,800	$ 800
Warrants expiration period														5 years
Proceeds from warrants exercised | $														$ 0	$ 0
Issuance of stock to consultants, shares															300,000
Issuance of stocks to consultants | $															$ 400
Number of consultants | Item															2
Convertible Debt [Member]
Shares reserved for issuance														6,000,000
Warrants Options And Unvested Rsus [Member]
Shares reserved for issuance														14,500,000
Shareholder Approved Equity Compensation Plans [Member]
Shares reserved for issuance														300,000
Pre Funded Warrant [Member]
Sale of common stock, number of shares														2,100,000
Shares of common stock issued upon exercise of warrants														2,900,000
Brickell [Member]
Warrants to purchase common stock														5,000,000
Warrant term														5 years
Exercise price per warrant | $ / shares														$ 0.16
Common Stock [Member]
Sale of common stock														45	73
Additional Paid In Capital Attributable To Convertible Option [Member]
Sale of common stock														1,950
Additional Paid In Capital [Member]
Sale of common stock														3,281	13,606
Offering To Members Of Our Board Of Directors [Member]
Number of directors | Item							1
Sale of common stock, number of shares							100,000
Sale of stock price per share | $ / shares							$ 2.11
Offering To Members Of Our Board Of Directors [Member] | Director [Member]
Number of directors | Item		3
Offering To Members Of Our Board Of Directors [Member] | Common Stock [Member] | Director [Member]
Sale of common stock, number of shares		200,000
Sale of stock price per share | $ / shares		$ 0.83
Offerings Under Equity Line Agreement [Member]
Shares reserved for issuance													16,900,000
Legal fees | $															$ 40
Shelf, duration			30 months
Sale of common stock under commitment fee			0.3
Sale of common stock, number of shares													2,900,000		770,000
Sale of common stock													20		96
Sale of stock price per share | $ / shares													$ 0.50
Purchase notice			30.00%											19.99%
Purchase price per share, VWAP			97.00%
Exchange cap | $ / shares														$ 1.48
Offerings Under Equity Line Agreement [Member] | Maximum [Member]
Aggregate offering price | $			$ 20,000															$ 500
Aggregate offering shares																		4,000,000
Rights Agreement [Member]
Redemption price | $ / shares														$ 0.01
Exercise price per warrant | $ / shares				$ 14.50
Post reserve split ratio				0.1
Threshold percentage at which rights separte from common stock									15.00%
Private Placement With Aspire Capital [Member]
Warrants to purchase common stock					1,900,000	2,000,000
Legal fees | $					$ 50
Warrant term						5 years
Number of tranches | Item						2
Private Placement With Aspire Capital [Member] | Share Based Compensation Award Tranche Two [Member]
Aggregate offering price | $					$ 1,000	$ 1,000
Warrants to purchase common stock					2,500,000	2,500,000
Exercise price per warrant | $ / shares					$ 0.74	$ 0.74
Private Placement With Aspire Capital [Member] | Share Based Compensation Award Tranche One [Member]
Warrants to purchase common stock					2,500,000	2,500,000
Exercise price per warrant | $ / shares					$ 0.01	$ 0.01
Offerings Under At Market Issuance Sales Agreement [Member]
Legal fees | $										$ 100	$ 400	$ 200
Shelf, duration								3 years
Sale of common stock, number of shares										1,400,000	4,100,000	2,100,000
Sale of common stock										11	96	30
Sale of stock price per share | $ / shares										$ 0.87	$ 2.46	$ 1.50			$ 1.50
Offerings Under At Market Issuance Sales Agreement [Member] | Maximum [Member]
Aggregate offering price | $								$ 15,000											$ 4,400
Offerings Under At Market Issuance Sales Agreement [Member] | Common Stock [Member] | Maximum [Member]
Aggregate offering price | $																						$ 10,000